LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES
LEASES

NOTE 5. LEASES

The Company leases its corporate headquarters office space and certain office equipment under arrangements classified as operating leases.

The Company entered into a lease agreement to rent office space for a twelve-month period beginning July 1, 2022, with a monthly base rent of $9,744. The lease did not contain renewal options and was considered a short-term lease at inception. In April 2023, the Company executed an amendment to extend the term of the lease from July 1, 2023, through September 30, 2026. The amended lease provides for monthly base rent of $9,310 through September 2024, with fixed escalating monthly base rent for each year thereafter, and no rent due for the months of July through September 2023.

The Company determined that the amendment results in a lease modification that is not accounted for as a separate contract. Further, due to the extension of the lease term beyond the initial twelve months, the office lease can no longer be considered a short-term lease. The Company has recorded a right-of-use asset and lease liability as of April 17, 2023 (the effective date of the amendment) based on the modified terms and conditions of the amended lease.

The Company entered into a lease agreement for copier equipment in June 2023, requiring monthly lease payments of $329 through May 2026.

Total operating lease expense for the three-month period ended March 31, 2026, total operating lease expense was $50,639 which included $18,513 of variable lease expense. Total operating lease expense for the three-month period ended March 31, 2025, total operating lease expense was $50,115, of which $21,190 was attributable to variable lease expense.

Operating lease obligations recorded on the unaudited condensed consolidated balance sheet at March 31, 2026 are as follows:

Operating lease liabilities – current portion	$61,656
Operating lease liabilities – less current portion	-
Total operating lease liabilities	$61,656

Future lease payments included in the measurement of operating lease liabilities on the unaudited condensed consolidated balance sheet at March 31, 2026 are as follows:

2026	62,937
Total future minimum lease payments	62,937
Less imputed interest	(1,281)
Total operating lease liabilities	$61,656

The weighted average remaining lease term is 6 months, and the weighted average discount rate is 10%.

NOTE 5. LEASES

The Company leases its corporate headquarters office space and certain office equipment under arrangements classified as operating leases.

The Company entered into a lease agreement to rent office space for a twelve-month period beginning July 1, 2022, with a monthly base rent of $9,744. The lease did not contain renewal options and was considered a short-term lease at inception. In April 2023, the Company executed an amendment to extend the term of the lease from July 1, 2023, through September 30, 2026. The amended lease provides for monthly base rent of $9,310 through September 2024, with fixed escalating monthly base rent for each year thereafter, and no rent due for the months of July through September 2023.

The Company determined that the amendment results in a lease modification that is not accounted for as a separate contract. Further, due to the extension of the lease term beyond the initial twelve months, the office lease can no longer be considered a short-term lease. The Company has recorded a right-of-use asset and lease liability as of April 17, 2023 (the effective date of the amendment) based on the modified terms and conditions of the amended lease.

The Company entered into a lease agreement for copier equipment in June 2023, requiring monthly lease payments of $329 through May 2026.

Total operating lease expense was $201,713, which included $86,014 of variable lease expense during the year ended December 31, 2025. Total operating lease expense was $198,361, which included $82,662 of variable lease expense during the year ended December 31, 2024.

Operating lease obligations recorded on the audited consolidated balance sheet at December 31, 2025 are as follows:

Operating lease liabilities, current portion	$91,993
Operating lease liabilities – less current portion	-
Total Operating Lease Liabilities	$91,993

Future lease payments included in the measurement of operating lease liabilities on the audited consolidated balance sheet at December 31, 2025 are as follows:

2026	$95,063
Total future minimum lease payments	95,063
Less imputed interest	(3,070)
Total Operating Lease Liabilities	$91,993

The weighted average remaining lease term is 9 months, and the weighted average discount rate is 10%.